7. Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
Balance, December 31, 2019	$8,853,261
Impairment charge	(472,757)
Balance, December 31, 2020	$8,380,504

Schedule of intangible assets

The following table sets forth the components of the Company’s intangible assets at December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(716,429)	$883,857	$1,600,286	$(556,400)	$1,043,886
Mobile software applications	2.00	282,500	(282,500)	–	282,500	(282,500)	–
Web filtering software	5.00	1,134,435	(907,548)	226,887	1,134,435	(680,661)	453,774
Noncompete agreements	2.00	846,638	(846,638)	–	846,638	(846,638)	–
Subtotal	–	3,863,859	(2,753,115)	1,110,744	3,863,859	(1,979,283	1,497,660
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$8,319,454	$(2,753,115)	$5,566,339	$8,319,454	$(1,979,283)	$5,953,255

Schedule of amortization expense for intangible assets

The following table provides information regarding estimated amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2021	$386,916
2022	160,029
2023	160,029
2024	160,029
2025	160,029
Thereafter	83,712
$1,110,744